Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 662,356	$ 99,906	$ 306,252
Accounts receivable, net of allowance for doubtful accounts	1,780,401	942,842	860,075
Accounts receivable - related parties	44,383	41,124	4,340
Prepaid expenses and other current assets	138,122	167,045	98,503
Investments - available for sale marketable securities	1,647	1,424	44,766
Total current assets	2,626,909	1,252,341	1,313,936
Property and equipment, net of accumulated depreciation	1,347	1,635	2,790
Right of use asset - related party	122,297	140,642	214,020
Intangible assets, net	6,489,722	795,864	1,432,554
Goodwill	3,517,315	3,517,315	3,517,315
Total assets	12,757,590	5,707,797	6,480,615
Current liabilities:
Accounts payable	748,764	616,421	621,389
Accounts payable - related parties	921,220	779,928	825,791
Accrued expenses	710,855	423,237	2,276,444
Accrued expenses - related party	9,656	8,000
Accrued compensation	886,002	617,067	127,713
Accrued compensation - related party	116,000	122,500	148,500
Accrued interest	101,946	60,404	985
Contigent consideration for acquisitions	1,974,377	0
Liability on sale of future revenues, net of discount	0	8,185	404,101
Deferred payroll taxes	159,032	159,032
Other liabilities	14,493	14,493
Loans payable - current portion	28,609	28,249	25,934
Convertible notes payable, net of unamortized discount and costs	2,795,010	1,905,826
Refundable deposit on preferred stock purchase	285,000	285,000	285,000
Warrant derivative liability	16,496,364	11,537,997	612,042
Lease liability - current portion - related party	73,378	73,378	73,378
Deferred revenue	139,382	51,537	145,474
Total current liabilities	25,460,088	16,691,254	5,546,751
Lease liability - long term portion - related party	48,919	67,264	140,642
Loans payable - long term portion	41,435	73,541	77,866
Total liabilities	25,550,442	16,832,059	5,765,259
Commitments and contingencies
Stockholders' (Deficit) Equity:
Preferred stock	125	135
Common stock	727	550	362
Shares to be issued for acquisitions, 716,861 shares as of March 31, 2021	2,248,367	0
Additional paid-in capital	25,763,020	23,400,078	18,203,048
Accumulated deficit	(40,805,091)	(34,525,025)	(17,488,188)
Total stockholders' (deficit) equity	(12,792,852)	(11,124,262)	715,356
Total liabilities and stockholders' (deficit) equity	12,757,590	5,707,797	6,480,615
Series D Preferred Stock
Stockholders' (Deficit) Equity:
Preferred stock	46	54	46
Series E Preferred Stock
Stockholders' (Deficit) Equity:
Preferred stock	74	74	74
Series F Preferred Stock
Stockholders' (Deficit) Equity:
Preferred stock	$ 5	$ 7	$ 14